General and Administrative Expenses_Details Of Stock Grants Linked To Longterm And Shortterm Performance(Details)	12 Months Ended
	Dec. 31, 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	The Group changed the scheme of share-based payment from stock options to stock grants in November 2007. The stock grant award program is an incentive plan that sets, on grant date, the maximum amount of shares that can be awarded. Actual stock granted at the end of the vesting period is determined in accordance with achievement of pre-specified targets over the vesting period.
Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,485,001	[1]
KB Financial Group Inc. | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	215,411	[1]
KB Financial Group Inc. | Series 17
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Number of granted shares	16,579	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[2],[3]
KB Financial Group Inc. | Series 18
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 17, 2017
Number of granted shares	7,444	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[2],[3]
KB Financial Group Inc. | Series 19
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Nov. 21, 2017
Number of granted shares	46,890	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (35%), Achievement of targets on the basis of non-market performance (65%)	[3],[4]
KB Financial Group Inc. | Series 20
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2018
Number of granted shares	35,330	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[2],[3]
KB Financial Group Inc. | Deferred grant in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	5,415	[1]
Vesting conditions	Satisfied in 2012	[5]
KB Financial Group Inc. | Deferred grant in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	588	[1]
Vesting conditions	Satisfied in 2013	[5]
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	15,154	[1]
Vesting conditions	Satisfied in 2015	[5]
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	14,538	[1]
Vesting conditions	Satisfied in 2016	[5]
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	73,473	[1]
Vesting conditions	Satisfied in 2017	[5]
KB Financial Group Inc. | Stock granted in 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2010
Estimated number of vested shares	322	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2011
Estimated number of vested shares	1,728	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2012
Estimated number of vested shares	2,642	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2013
Estimated number of vested shares	474	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2015
Estimated number of vested shares	13,516	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2016
Estimated number of vested shares	16,526	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Estimated number of vested shares	16,855	[5]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2018
Estimated number of vested shares	23,216	[5]
Vesting conditions	Proportional to service period
Kookmin Bank | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	685,039	[1]
Kookmin Bank | Series 69
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Number of granted shares	173,030	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[5]
Kookmin Bank | Series 71
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Aug. 26, 2017
Number of granted shares	4,372	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[5]
Kookmin Bank | Series 72
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Aug. 28, 2017
Number of granted shares	5,601	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[5]
Kookmin Bank | Series 73
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Nov. 21, 2017
Number of granted shares	27,786	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[5]
Kookmin Bank | Series 74
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2018
Number of granted shares	190,536	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (30~50%), Achievement of targets on the basis of non-market performance (50~70%)	[5]
Kookmin Bank | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	33,050	[1]
Vesting conditions	Satisfied	[5]
Kookmin Bank | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	110,967	[1]
Vesting conditions	Satisfied	[5]
Kookmin Bank | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	139,697	[1]
Vesting conditions	Satisfied	[5]
Kookmin Bank | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2015
Estimated number of vested shares	58,366	[5]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2016
Estimated number of vested shares	83,794	[5]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2017
Estimated number of vested shares	80,331	[5]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2018
Estimated number of vested shares	109,871	[5]
Vesting conditions	Proportional to service period
Other subsidiaries | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	584,551	[1]
Other subsidiaries | Stock granted in 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	206	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	382	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,540	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	2,093	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,885	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	11,533	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	122,494	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	297,384	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	147,034	[1]
Vesting conditions	Services fulfillment, Achievement of targets on the basis of market performance (10~50%), Achievement of targets on the basis of non-market performance (50~90%)	[5]
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	67,912	[5]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	149,326	[5]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	335,401	[5]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	286,707	[5]
Vesting conditions	Proportional to service period

[1]	Granted shares represent the total number of shares initially granted to directors and employees that have residual shares at the end of reporting period (Deferred grants are residual shares at the end of the reporting period).
[2]	Accomplishment of subsidiaries' performance and accomplishment of performance results
[3]	Relative TSR (Total Shareholders Return) : ((fair value at contract end date - fair value at contract commencement date) + (total dividend paid for the period)) / fair value at contract commencement date
[4]	EPS, Asset Quality, HCROI, Accomplishment of Non-Banking performance
[5]	Executives and employees were given the option of deferring payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement when the deferred grant has been confirmed.